Kelly Hotel & Lodging Sector ETF
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.6%
	Consumer Discretionary Services 52.2%
1,228	Accor SA (a)(b)	$40,215
224	Choice Hotels International, Inc.	28,647
1,188	Dalata Hotel Group PLC (a)(b)	5,313
36	Fattal Holdings 1998 Ltd. (a)(b)	4,389
728	Hilton Grand Vacations, Inc. (a)	33,306
1,004	Hilton Worldwide Holdings, Inc.	141,424
1,176	Huazhu Group Ltd. - ADR	38,220
688	Hyatt Hotels Corp. - Class A (a)	60,812
948	InterContinental Hotels Group PLC (b)	58,926
876	Marriott International, Inc. - Class A	150,304
256	Marriott Vacations Worldwide Corp.	37,816
668	Melia Hotels International SA (a)(b)	5,321
856	Playa Hotels & Resorts NV (a)	7,396
400	Resorttrust, Inc. (b)	6,620
892	Scandic Hotels Group AB (a)(b)	3,654
8,000	Shangri-La Asia Ltd. (a)(b)	6,047
548	Travel + Leisure Co.	28,008
1,284	Whitbread PLC (b)	44,064
584	Wyndham Hotels & Resorts, Inc.	46,796
		747,278
	Media 8.3%
984	Airbnb, Inc. - Class A (a)	118,936

	Real Estate 39.1%
1,352	Apple Hospitality REIT, Inc.	22,592
4,000	CDL Hospitality Trusts (b)	3,647
288	Chatham Lodging Trust (a)	3,669
1,320	DiamondRock Hospitality Co. (a)	13,583
1,456	Gaming and Leisure Properties, Inc.	68,170
4	Hoshino Resorts REIT, Inc. (b)	21,610
4,492	Host Hotels & Resorts, Inc.	89,795
20	Japan Hotel REIT Investment Corp. (b)	10,385
496	Pandox AB (a)(b)	6,794
1,484	Park Hotels & Resorts, Inc.	26,801
820	Pebblebrook Hotel Trust	18,458
1,036	RLJ Lodging Trust	13,914
340	Ryman Hospitality Properties, Inc. (a)	30,359
1,052	Service Properties Trust	6,659
648	Summit Hotel Properties, Inc. (a)	5,664

Kelly Hotel & Lodging Sector ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2022 (Unaudited)

Number of Shares		Value
1,384	Sunstone Hotel Investors, Inc. (a)	$16,566
6,097	VICI Properties, Inc.	188,092
720	Xenia Hotels & Resorts, Inc. (a)	13,241
		559,999
	Total Common Stock
	(Cost $1,512,575)	1,426,213

MONEY MARKET FUNDS 0.4%
5,220	First American Government Obligations Fund - Class X, 0.66% (c)	5,220
915	First American Treasury Obligations Fund - Class X, 0.67% (c)	915
		6,135
	Total Money Market Funds
	(Cost $6,135)	6,135

	Total Investments 100.0%
	(Cost $1,518,710)	1,432,348

	Other Assets in Excess of Liabilities 0.0% (d)	452

	TOTAL NET ASSETS 100.0%	$1,432,800

(a) Non-Income Producing.
(b) U.S.-dollar denominated security of a foreign issuer.
(c) 7-day yield.
(d) Rounds to less than 0.1%
ADR - American Depositary Receipt

Investment Valuation
The net asset value (“NAV”) per share of the Kelly Hotel & Lodging Sector ETF (the “Fund”) is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Kelly Strategic ETF Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index. This may adversely affect the Fund’s ability to track its Index.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Quoted prices in active markets for identical assets.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used to value the Fund’s investments as of May 31, 2022:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$1,426,213	$-	$-	$1,426,213
Money Market Funds	6,135	-	-	6,135
Total	$1,432,348	$-	$-	$1,432,348

(a) See the Fund’s Schedule of Investments for sector classifications.